General business description	12 Months Ended
Dec. 31, 2021
General Business Description [Abstract]
General business description [Text Block]

1. General business description

Alpine Summit Energy Partners, Inc. (formerly Red Pine Petroleum Ltd. ("Red Pine") (the "Company" or "Alpine") was incorporated on July 30, 2008 under the Business Corporations Act (British Columbia) ("BCBCA"). On April 8, 2021, the Company entered into a Business Combination Agreement ("BCA") pursuant to which the Company agreed to complete the BCA with HB2 Origination LLC ("Origination") and change its name to "Alpine Summit Energy Partners, Inc." upon completion of the BCA (refer to Note 2 for a complete description of the BCA).

The Company's registered office is located at 2200 HSBC Building, 885 West Georgia Street Vancouver BC V6C 3E8 and its principal office is located at 3322 West End Ave. Suite 450 Nashville TN, 37203.

These consolidated financial statements were approved and authorized for issuance by the Board of Directors of the Company on April 25, 2022.